Disclosure of detailed information about deferred taxes, activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net deferred tax liabilities, beginning balance	$ (24,665)	$ (49,326)
Deferred tax recovery	13,408	22,553
Flow through share premium credit charged to deferred tax expense	0	(1,200)
Withholding expense accrued as tax payable	3,800	3,308
Warrant expiry	0	0
Net deferred tax liabilities, ending balance	$ (7,457)	$ (24,665)